Risk and capital management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 SEK (kr) item	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)
Risk and capital management
Net credit losses	kr 93	kr 585	kr 34
Capital ratio	22.20%	21.30%
Tier 1 capital ratio	22.20%	21.30%
Common Equity Tier 1 capital ratio	22.20%	21.30%
Leverage ratio	9.60%	9.30%
LCR	583.00%	494.00%
NSFR	129.00%	131.00%
Additional capital - Pillar 2 guidance	1.50%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%
Total risk-based capital requirement	17.30%	17.20%
CET1 ratio requirements inclusive Pillar 2 guidance	12.20%	12.10%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	4.00%
Minimum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Credit risk
Risk and capital management
Risk amount	kr 7,200	kr 7,400
Market risk
Risk and capital management
Risk amount	1,000	1,100
Operational risk
Risk and capital management
Risk amount	kr 400	kr 400